General and Administration Costs	12 Months Ended
Jul. 31, 2021
General And Administration Costs
General and Administration Costs

14. General and Administration Costs

	Year Ended
	July 31, 2021	July 31, 2020 Restated (Note 2)	August 1, 2019 Restated (Note 2)

Consulting (Note 10)	$313,366	$157,688	$279,153
NASDAQ uplisting expenses	1,490,427	-	-
Insurance	318,034	15,476	13,024
Amortization	15,254	15,255	15,257
Professional fees	1,047,395	858,001	235,832
Regulatory, filing and transfer agent fees	57,935	39,981	43,044
Rent	11,939	21,023	12,679
Shareholder communications	196,257	108,013	275,328
Travel	15,799	2,122	39,156
Wages and salaries (Note 10)	179,166	202,751	55,651
Other	44,204	91,605	43,876
	$3,689,776	$1,511,915	$1,013,000

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)